EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	$ 41,327
Additions, net of (disposals)1	1,497
Equity accounted investments	74
Investment Accounted for Using Equity Method, Share of comprehensive income	1,237
Return of Capital	(152)
Investment Accounted For Using Equity Method, Distribution Received	(891)
Foreign currency translation and other	223
Balance, end of period	43,315
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	21,024
Balance, end of period	22,019
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	10,530
Balance, end of period	10,171
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	2,623
Balance, end of period	$ 3,012